Share capital - Narrative (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Share capital	SFr 33.7	SFr 33.7
Share capital, paid-in percentage	100.00%
Class A
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	303,507,746
Par value per share (in CHF per share)	SFr 0.10
Class B
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	334,916,680
Par value per share (in CHF per share)	SFr 0.01